Share-based payments	12 Months Ended
Sep. 30, 2018
Share-based payments
Share-based payments

Note 37. Share-based payments

Accounting policy

The Group enters into various share-based payment arrangements with its employees as a component of overall compensation for services provided. Share-based payment arrangements comprise options to purchase shares at a pre-determined price (share options), rights to receive shares for free (share rights) and restricted shares (issued at no cost). Share-based payment arrangements typically require a specified period of continuing employment (the service period or vesting period) and may include performance targets (vesting conditions). Specific details of each arrangement are provided below.

Share-based payments must be classified as either cash-settled or equity-settled arrangements. The Group’s significant arrangements are equity-settled, as the Group is not obliged to settle in cash.

Options and share rights

Options and share rights are equity-settled arrangements. The fair value is measured at grant date and is recognised as an expense over the service period, with a corresponding increase in the share-based payment reserve in equity.

The fair value of share options and share rights is estimated at grant date using a binomial/Monte Carlo simulation pricing model which incorporates the vesting and market-related performance targets of the grants. The fair value of share options and rights excludes non-market vesting conditions such as employees’ continuing employment by the Group. The non-market vesting conditions are instead incorporated in estimating the number of share options and rights that are expected to vest and are therefore recognised as an expense. At each reporting date the non-market vesting assumptions are revised and the expense recognised each year takes into account the most recent estimates. The market-related assumptions are not revised each year as the fair value is not re-estimated after the grant date.

Restricted share plan (RSP)

The RSP is accounted for as an equity-settled arrangement.  The fair value of shares allocated to employees for nil consideration is recognised as an expense over the vesting period with a corresponding increase in the share-based payments reserve in equity. The fair value of ordinary shares issued to satisfy the obligation to employees is measured at grant date and is recognised as a separate component of equity.

Employee share plan (ESP)

The value of shares expected to be allocated to employees for nil consideration is recognised as an expense over the financial year and provided for as other employee benefits.  The fair value of any ordinary shares issued to satisfy the obligation to employees is recognised in equity.  Alternatively, shares may be purchased on market to satisfy the obligation to employees.

Scheme name	Westpac Long Term Incentive Plan (LTI)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Type of share-based payment	Share rights (allocated at no cost). Share options (no longer issued since October 2009).	Share rights (allocated at no cost). Share options (no longer issued since October 2009).	Westpac ordinary shares (allocated at no cost).	Westpac ordinary shares (allocated at no cost) of up to $1,000 per employee per year.
How it is used	Aligns executive remuneration and accountability with shareholder interests over the long term.	The mandatory deferral of a portion of short-term incentives for New Zealand employees and key employees based outside Australia.	To reward key employees in respect of the previous financial year.	To reward eligible Australian employees (unless they have already been provided instruments under another scheme for the previous year).
Exercise price:
Shares rights	Nil.	Nil.	n/a.	n/a.
Share options	The market price of Westpac shares at the start of the performance period	The market price of Westpac shares at the start of the performance period.	n/a	n/a

Scheme name	Westpac Long Term Incentive Plan (LTI)	Westpac Performance Plan (WPP)	Restricted Share Plan (RSP)	Employee Share Plan (ESP)
Performance hurdles

Relative total shareholder return (TSR) over a 4 year performance period and average cash Return on Equity (cash ROE) over a three year performance period plus 1 year holding lock, each applying to half of the award1 (commencing with the 2016 LTI award)2.

		None.	None.	None.
Service conditions	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the vesting period or as determined by the Board.	Continued employment throughout the restriction period or as determined by the Board.	Shares must normally remain within the ESP for three years from granting unless the employee leaves Westpac.
Vesting period (period over which expenses are recognised)	4 years2	Defined period set out at time of grant.	Defined period set out at time of grant.	1 year
Treatment at end of term	Lapse if not exercised.	Lapse if not exercised.	Vested shares are released from the RSP at the end of the vesting period. Shares granted prior to October 2009 may be held in the RSP for up to 10 years from the grant date.	Shares are released at the end of the restriction period or when the employee leaves Westpac.
Does the employee receive dividends and voting rights during the vesting period?	No	No	Yes	Yes

1Details of the TSR and cash ROE performance targets are provided in the Remuneration Report in Section 4.3.

2For the 2015 LTI awards, the TSR is subject to a four year performance period and Cash EPS compound annual growth rate (CAGR) over a three year performance period plus 1 year holding lock. For awards granted for the periods 2011 to 2014 both the TSR and CAGR hurdles are subject to a three year performance and vesting period.  TSR hurdled awards granted prior to 2011 were measured over an initial three year performance period with subsequent performance testing possible at the fourth and fifth anniversaries however further vesting may only occur if the TSR ranking has improved.

Each share-based payment scheme is quantified below:

(i)    Westpac Long Term Incentive Plan

	Outstanding at	Granted	Exercised	Lapsed		Outstanding
	1 October	During	During	During	Outstanding at	and Exercisable at
2018	2017	the Year	the Year	the Year	30 September 2018	30 September 2018
Share options	256,840	-	103,686	100,804	52,350	52,350
Weighted average exercise price	$ 26.36	-	$ 24.23	-	$ 23.40	$ 23.40
Weighted average remaining
contractual life	0.7 years				0 years

Share rights	5,231,904	808,290	2,929	1,324,422	4,712,843	3,719
Weighted average remaining
contractual life	10.3 years				10.9 years

2017	1 Oct 2016				30 Sept 2017
Share options	583,018	-	326,178	-	256,840	256,840
Weighted average exercise price	$ 27.58	-	$ 28.54	-	$ 26.36	$ 26.36
Performance share rights	5,275,652	930,012	-	973,760	5,231,904	6,648

The weighted average fair value at grant date of LTI share rights issued during the year was $17.86 (2017: $19.17).

(ii)   Westpac Performance Plan (WPP)

	Outstanding at	Granted	Exercised	Lapsed		Outstanding
	1 October	During	During	During	Outstanding at	and Exercisable at
2018	2017	the Year	the Year	the Year	30 September 2018	30 September 2018
Share rights
One-year vesting period	155,419	72,000	66,357	20,531	140,531	53,644
Two-year vesting period	233,456	88,967	60,882	8,151	253,390	42,455
Three-year vesting period	104,382	43,589	29,452	780	117,739	28,426
Four-year vesting period	126,522	42,346	-	6,639	162,229	-

Total share rights	619,779	246,902	156,691	36,101	673,889	124,525

Weighted average remaining
contractual life	12.3 years				12.4 years

2017	1 Oct 2016				30 Sept 2017
Share options	74,094	-	52,745	21,349	-	-
Weighted average exercise price	$ 23.98	-	$ 23.98	-	-	-
Performance share rights	391,503	393,536	142,093	23,167	619,779	118,912

The weighted average fair value at grant date of WPP share rights issued during the year was $27.83 (2017: $27.40).

(iii)  Restricted Share Plan (RSP)

	Outstanding at	Granted		Forfeited
	1 October	During		During	Outstanding at
Allocation date1	2017	the Year	Released	the Year	30 September 2018
Granted prior to October 2009	675,329	-	328,597	-	346,732
Granted subsequent to October 2009	3,529,424	2,479,975	1,896,648	269,839	3,842,912

Total 2018	4,204,753	2,479,975	2,225,245	269,839	4,189,644

Total 2017	4,426,872	2,195,572	2,332,985	84,706	4,204,753

The weighted average fair value at grant date of RSP share rights issued during the year was $31.29 (2017: $32.24).

1For awards made prior to October 2009, shares may be held in the RSP for up to 10 years from the date they are granted. For awards made from October 2009, shares are released from the RSP on vesting.

(iv)  Employee Share Plan (ESP)

			Average Number	Total Number
	Allocation	Number of	of Shares Allocated	of Shares	Market	Total
	Date	Participants	per Participant	Allocated	Price per Share1	Fair Value
2018	24 November 2017	27,557	31	854,267	$ 31.80	$ 27,165,691
2017	25 November 2016	26,966	32	862,912	$ 31.25	$ 26,966,000

1The market price per share for the allocation is based on the five day volume-weighted average price up to the grant date.

The 2017 ESP award was satisfied through the purchase of shares on market.

The liability accrued for the ESP at 30 September 2018 is $28 million (2017: $28 million) and is provided for as other employee benefits.

(v)CEO plans

Details of share-based payment arrangements held by the CEO, Brian Hartzer, which are on the same terms and conditions as described above for the relevant plan, are provided in the Remuneration report in Section 1.

(vi)Other plans

Westpac also provides plans for small, specialised parts of the Group. The benefits under these plans are directly linked to growth and performance of the relevant part of the business. The plans individually and in aggregate are not material to the Group in terms of expenses and dilution of earnings.

The names of all persons who hold share options and/or rights currently on issue are entered in Westpac’s register of option holders which may be inspected at Link Market Services, Level 12, 680 George Street, Sydney, New South Wales.

(vii)Fair value assumptions

The fair values of share options and share rights have been independently calculated at their respective grant dates.

The fair value of share rights with performance targets based on relative TSR takes into account the average TSR outcome determined using a Monte Carlo simulation pricing model.

The fair values of share rights without TSR based performance targets, (i.e. share rights with Cash EPS CAGR, economic profit and ROE performance targets), have been determined with reference to the share price at grant date and a discount rate reflecting the expected dividend yield over their vesting periods.

Other significant assumptions include:

▪	a risk free rate of return of 2.6%, applied to TSR-hurdled grants;

▪	a dividend yield on Westpac shares of 6.0%, applied to TSR and ROE-hurdled grants;

▪	volatility in Westpac’s TSR of 19.9%, applied to TSR-hurdled grants; and

▪	volatilities of, and correlation factors between, TSR of the comparator group and Westpac for TSR-hurdled grants.